Shareholders' Equity - Share Capital and Other Contributed Capital (Details) - SEK (kr)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Changes in equity
New issue of shares during the period		6,764,604	7,231,003
Shares subscribed but not registered during the year			7,500,000
Outstanding shares	53,672,069	53,198,170	53,672,069
Series C shares held by the entity	kr 59,580,087	kr 59,106,188	kr 59,580,087
Share-based payment	kr 21,661,000	kr 16,107,000	kr 36,080,000
Total registered shares at the end of period	59,580,087	59,106,188	59,580,087
Total registered shares at the beginning of period	59,580,087	52,341,584	52,341,584
Closing balance	kr 2,383,000	kr 2,364,000	kr 2,383,000
Equity attributable to equity holders of the Parent Company	504,367,000	721,094,000	766,264,000	kr 1,008,281,000
Closing balance equity	504,367,000	721,094,000	766,264,000
Opening balance equity attributable to equity holders of the Parent Company	766,264,000
Share Capital
Opening balance	2,383,000
Issuance of treasury shares		236,000	236,000
Closing balance	kr 2,383,000	kr 2,364,000	kr 2,383,000
Ordinary shares
Changes in equity
Outstanding shares	59,580,087	53,198,170	59,580,087
Series C shares held by the entity	5,908,018
Series C shares
Changes in equity
Series C shares held by the entity		5,908,018
Calliditas
Changes in equity
Series C shares held by the entity	5,908,018	5,908,018	5,908,018